Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income	$ 15,872	$ 17,217	$ 12,745
Adjustments to reconcile net income to net cash from operating activities
Security amortization, net	1,263	1,383	1,410
Depreciation	1,249	1,257	1,193
Amortization of intangible assets	586	699	711
Amortization (Accretion) of net deferred loan fees	317	(172)	(155)
Net (gain) loss on sale of securities	(12)	(19)	18
Provision (credit) for loan losses		(1,300)	1,200
Loans originated for sale	(76,493)	(67,295)	(48,745)
Proceeds from sale of loans	78,309	69,475	49,637
Net gain on sale of loans	(1,745)	(1,750)	(1,180)
Net loss on sale of manufactured home loans			74
Net (gain) loss on sale of other real estate owned	28	(152)	(199)
Gain on sale of fixed assets	(67)	(1)
Increase in cash surrender value of bank owned life insurance	(573)	(563)	(467)
Share-based compensation	426	323	106
Change in Accrued interest payable	229	61	(11)
Accrued interest receivable	(634)	48	144
Deferred taxes	946	170	(410)
Other, net	1,118	(1,672)	(998)
Net cash from operating activities	20,819	17,709	15,073
Cash flows used for investing activities:
Maturities and calls of securities, available-for-sale	34,379	34,089	29,733
Sale of securities, available for sale	953	4,349
Purchases of securities, available-for-sale	(70,794)	(41,759)	(29,772)
Redemption of other securities			138
Purchases of other securities	(192)	(603)	(288)
Net cash from acquisition			926
Purchases of bank owned life insurance		(3,885)
Net loan originations	(109,737)	(52,022)	(10,225)
Loans purchased, installment		(1,643)	(4,774)
Proceeds from sale of manufactured homes			3,492
Proceeds from sale of OREO properties	87	333	865
Premises and equipment purchases	(1,015)	(2,437)	(1,999)
Proceeds from sale of premises and equipment	139	3
Net cash used for investing activities	(146,180)	(63,575)	(11,904)
Cash flows from financing activities:
Increase (decrease) in deposits	83,820	69,070	(3,754)
Net change in short-term FHLB advances	25,900	(22,700)	11,000
Repayment of long-term FHLB advances	(2,500)		(5,000)
Net proceeds from issuance of common shares	32,821
Net change in securities sold under repurchase agreements	(7,170)	3,885	3,427
Cash payment for repurchase of common shares	(4)
Cash paid on fractional shares on conversion of preferred shares		(1)
Cash dividends paid	(3,682)	(3,254)	(3,139)
Net cash from financing activities	129,185	47,000	2,534
Increase in cash and due from financial institutions	3,824	1,134	5,703
Cash and due from financial institutions at beginning of year	36,695	35,561	29,858
Cash and due from financial institutions at end of year	40,519	36,695	35,561
Supplemental disclosures of cash flow information:
Interest paid	3,863	3,247	3,320
Income taxes paid	5,950	5,900	3,650
Transfer of loans from portfolio to other real estate owned	94	102	222
Transfer of premises to held-for-sale	3	202
Conversion of preferred shares to common shares	1,592	$ 3,322	859
Securities purchased not settled	$ 1,291
Noncash assets acquired:
Loans receivable			76,444
Other securities			716
Accrued interest receivable			194
Premises and equipment, net			1,738
Core deposit intangible			1,009
Other assets			472
Total non cash assets acquired			80,573
Liabilities assumed:
Deposits			86,869
Other liabilities			5
Total liabilities assumed			86,874
Net noncash liabilities acquired			$ 6,301